PREFERRED STOCK (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Feb. 05, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000		100,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, dividend rate	9.50%	9.50%
Shares issued price per share	$ 1.00	$ 1.00
Initial conversion price		$ 1.00
Preferred stock, conversion price	$ 1.00
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500	500		500
Preferred stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, dividend rate	9.50%	9.50%
Shares issued price per share	$ 10,000	$ 10,000
Initial conversion price		$ 0.75
Preferred stock, conversion price	$ 0.75		$ 0.35
Preferred stock, dividend payment term	the holders of Series B Preferred Stock are entitled to receive distributions of any of the assets of our company equal to 100% of the original issue price plus all accrued but unpaid dividends prior and in preference to the holders of Series A Preferred Stock and holders of our common stock.